UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Black River Asset Management LLC
Address: 12700 Whitewater Drive
         Minnetonka, MN 55343

13F File Number: 28-11266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas C. Wagner
Title:  Authorized Signatory
Phone:  952-984-3652


Signature, Place, and Date of Signing:

   Thomas C. Wagner     Minnetonka, Minnesota     May 15, 2012


Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $157,688
                                        (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                                TITLE          CUSIP        VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER  VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       NUMBER       (x1000)   PRN AMT PRN CALL DSCRETN MANAGERS   SOLE SHRD NONE
-----------------------------------------------------------------------------------------------------------------------
ADECOAGRO S A                  COM            L00849106       195      18014 SH        Sole              18014
-----------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP             COM            032511107      7340      93700 SH        Sole              93700
-----------------------------------------------------------------------------------------------------------------------
ARCHER DANIELS MIDLAND CO      COM            039483102      5658     178700 SH        Sole             178700
-----------------------------------------------------------------------------------------------------------------------
BASIC ENERGY SVCS INC NEW      COM            06985P100      2056     118500 SH        Sole             118500
-----------------------------------------------------------------------------------------------------------------------
BUNGE LIMITED                  COM            G16962105      6098      89100 SH        Sole              89100
-----------------------------------------------------------------------------------------------------------------------
CARNIVAL PLC                   ADR            14365C103      1644      51100 SH        Sole              51100
-----------------------------------------------------------------------------------------------------------------------
CLIFFS NATURAL RESOURCES INC   COM            18683K101      1995      28800 SH        Sole              28800
-----------------------------------------------------------------------------------------------------------------------
COMSTOCK RES INC               COM NEW        205768203      1227      77500 SH        Sole              77500
-----------------------------------------------------------------------------------------------------------------------
GIBRALTAR INDS INC             COM            374689107       668      44100 SH        Sole              44100
-----------------------------------------------------------------------------------------------------------------------
INSTEEL INDUSTRIES INC         COM            45774W108       642      52800 SH        Sole              52800
-----------------------------------------------------------------------------------------------------------------------
ISHARES TR                     MSCI EMERG MKT 464287234      4295     100000 SH        Sole             100000
-----------------------------------------------------------------------------------------------------------------------
ISHARES TR                     PUT            464287954     10736     250000 SH   PUT  Sole             250000
-----------------------------------------------------------------------------------------------------------------------
MOTOROLA MOBILITY HLDGS INC    COM            620097105      5887     150000 SH        Sole             150000
-----------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR         NAMEN -AKT     H5833N103      7708     205700 SH        Sole             205700
-----------------------------------------------------------------------------------------------------------------------
NOBLE ENERGY INC               COM            655044105      4185      42800 SH        Sole              42800
-----------------------------------------------------------------------------------------------------------------------
NUCOR CORP                     COM            670346105      3986      92800 SH        Sole              92800
-----------------------------------------------------------------------------------------------------------------------
OLYMPIC STEEL INC              COM            68162K106       514      21400 SH        Sole              21400
-----------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO             COM            723787107      3314      29700 SH        Sole              29700
-----------------------------------------------------------------------------------------------------------------------
RANGE RES CORP                 COM            75281A109      2843      48900 SH        Sole              48900
-----------------------------------------------------------------------------------------------------------------------
RELIANCE STEEL & ALUMINUM CO   COM            759509102      4106      72700 SH        Sole              72700
-----------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD               COM            806857108     15685     224300 SH        Sole             224300
-----------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS             CL A           806882106      8390     210300 SH        Sole             210300
-----------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS             CALL           806882106      8278     207500 SH   CALL Sole             207500
-----------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC           CALL           832248108      1652      75000 SH   CALL Sole              75000
-----------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC             COM            858119100      1018      70000 SH        Sole              70000
-----------------------------------------------------------------------------------------------------------------------
TELUS CORP                     NON-VTG SHS    87971M202      8885     155300 SH        Sole             155300
-----------------------------------------------------------------------------------------------------------------------
TRANSOCEAN LTD                 REG SHS        H8817H100      3408      62300 SH        Sole              62300
-----------------------------------------------------------------------------------------------------------------------
TUDOU HLDGS LTD                SPONSORED ADS  89903T107      1246      41980 SH        Sole              41980
-----------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC                CL A           902494103      1658      86600 SH        Sole              86600
-----------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC                CALL           902494103     14962     781300 SH   CALL Sole             781300
-----------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW     COM            912909108      1997      68000 SH        Sole              68000
-----------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW     CALL           912909108        44       1500 SH   CALL Sole               1500
-----------------------------------------------------------------------------------------------------------------------
VIMPELCOM LTD                  SPONSORED ADR  92719A106       957      85000 SH        Sole              85000
-----------------------------------------------------------------------------------------------------------------------
WEATHERFORD INTERNATIONAL LT   REG SHS        H27013103     11468     760000 SH        Sole             760000
-----------------------------------------------------------------------------------------------------------------------
WHITING PETE CORP NEW          COM            966387102      2617      48200 SH        Sole              48200
-----------------------------------------------------------------------------------------------------------------------
WORTHINGTON INDS INC           COM            981811102       326      17000 SH        Sole              17000
-----------------------------------------------------------------------------------------------------------------------